Share Capital and Reserves - Summary of Treasury Shares (Parenthetical) (Detail) $ / shares in Units, € in Millions, $ in Millions		12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 EUR (€) $ / shares	Dec. 31, 2020 EUR (€)
Disclosure of Treasury Shares and Own Shares [Line Items]
Average price of the treasury shares reissued | $ / shares		$ 32.45	$ 36.43
Total number of own shares held, nominal value | €			$ 0.1	€ 0.1
Total number of Treasury Shares held, nominal value | €			$ 3.4	€ 3.4
Share repurchase programme [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Share repurchase programme aggregated cash returned to shareholders for share repurchase	$ 2,000
CRH announced a further extension of the programme - cost of additional shares to be repurchased under this phase of the programme	$ 220
Share repurchase programme [member] | Maximum [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Amount under share repurchase programme		$ 300